Other current assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Other current assets.
Prepayments	¥ 15,476	¥ 11,913
Contract costs	9,360
Advances to employees	3,687	2,122
Deductible VAT	1,091
Other receivables due from third parties	2,092	1,147
Total	¥ 31,706	¥ 15,182